Related Party Transactions (Details) - Schedule of loans and accounts receivable and contingent loans to related parties $ in Millions, $ in Millions		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)	[1]
Loans and accounts receivable:
Gross loans		$ 369,248	$ 29,763,815		$ 386,509	$ 29,138,740
Allowance for loan losses		(2,456)			(1,914)
Net loans		366,792			384,595
Contingent loans:
Guarantees and sureties		16,746			15,001
Letters of credits		2,885			2,693
Foreign letters of credits
Banks guarantees		60,862			76,185
Undrawn credit lines		81,501			88,799
Other contingencies loans
Total contingent loans		161,994			182,678
Provision for contingencies loans		(324)			(303)
Contingent loans, net		161,670			182,375
Amount covered by guarantee:
Mortgage		153,243			157,428
Warrant
Pledge
Others	[2]	52,173			55,965
Total collateral		205,416			213,393
Commercial Loans
Loans and accounts receivable:
Gross loans		299,374			318,170
Residential Mortgage Loans [Member]
Loans and accounts receivable:
Gross loans		61,131			58,477
Consumers loans [Member]
Loans and accounts receivable:
Gross loans		8,743			9,862
Production And Services Companies [Member]
Loans and accounts receivable:
Gross loans	[3]	122,716			174,370
Allowance for loan losses	[3]	(1,264)			(782)
Net loans	[3]	121,452			173,588
Contingent loans:
Guarantees and sureties	[3]	7,277			5,531
Letters of credits	[3]	2,885			2,365
Foreign letters of credits	[3]
Banks guarantees	[3]	25,129			32,650
Undrawn credit lines	[3]	46,887			52,916
Other contingencies loans	[3]
Total contingent loans	[3]	82,178			93,462
Provision for contingencies loans	[3]	(218)			(214)
Contingent loans, net	[3]	81,960			93,248
Amount covered by guarantee:
Mortgage	[3]	15,575			30,807
Warrant	[3]
Pledge	[3]
Others	[2],[3]	33,474			37,794
Total collateral	[3]	49,049			68,601
Production And Services Companies [Member] | Commercial Loans
Loans and accounts receivable:
Gross loans	[3]	122,716			174,370
Production And Services Companies [Member] | Residential Mortgage Loans [Member]
Loans and accounts receivable:
Gross loans	[3]
Production And Services Companies [Member] | Consumers loans [Member]
Loans and accounts receivable:
Gross loans	[3]
Investment Companies [Member]
Loans and accounts receivable:
Gross loans	[4]	164,213			130,237
Allowance for loan losses	[4]	(802)			(243)
Net loans	[4]	163,411			129,994
Contingent loans:
Guarantees and sureties	[4]	9,469			9,470
Letters of credits	[4]				328
Foreign letters of credits	[4]
Banks guarantees	[4]	35,733			43,478
Undrawn credit lines	[4]	14,308			14,364
Other contingencies loans	[4]
Total contingent loans	[4]	59,510			67,640
Provision for contingencies loans	[4]	(55)			(52)
Contingent loans, net	[4]	59,455			67,588
Amount covered by guarantee:
Mortgage	[4]	54,891			57,456
Warrant	[4]
Pledge	[4]
Others	[2],[4]	12,117			12,921
Total collateral	[4]	67,008			70,377
Investment Companies [Member] | Commercial Loans
Loans and accounts receivable:
Gross loans	[4]	164,213			130,237
Investment Companies [Member] | Residential Mortgage Loans [Member]
Loans and accounts receivable:
Gross loans	[4]
Investment Companies [Member] | Consumers loans [Member]
Loans and accounts receivable:
Gross loans	[4]
Individuals
Loans and accounts receivable:
Gross loans	[5]	82,319			81,902
Allowance for loan losses	[5]	(390)			(889)
Net loans	[5]	81,929			81,013
Contingent loans:
Guarantees and sureties	[5]
Letters of credits	[5]
Foreign letters of credits	[5]
Banks guarantees	[5]				57
Undrawn credit lines	[5]	20,306			21,519
Other contingencies loans	[5]
Total contingent loans	[5]	20,306			21,576
Provision for contingencies loans	[5]	(51)			(37)
Contingent loans, net	[5]	20,255			21,539
Amount covered by guarantee:
Mortgage	[5]	82,777			69,165
Warrant	[5]
Pledge	[5]
Others	[2],[5]	6,582			5,250
Total collateral	[5]	89,359			74,415
Individuals | Commercial Loans
Loans and accounts receivable:
Gross loans	[5]	12,445			13,563
Individuals | Residential Mortgage Loans [Member]
Loans and accounts receivable:
Gross loans	[5]	61,131			58,477
Individuals | Consumers loans [Member]
Loans and accounts receivable:
Gross loans	[5]	$ 8,743			$ 9,862

[1]	These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.
[2]	These guarantees correspond mainly to warranty by endorsement and sureties, state guarantees and other financial guarantees.
[3]	For these effects are considered productive companies, those that meet the following conditions: (i) They engage in operating activities and generate a separable flow of income; (ii) Less than 50% of their assets are trading securities or investments. Service companies are considered entities whose main purpose is oriented to rendering services to third parties.
[4]	Investment companies include those legal entities that do not comply with the conditions for operating companies and are profit-oriented.
[5]	Individuals include key members of the management and correspond to those who directly or indirectly have authority and responsibility for planning, administrating and controlling the activities of the organization, including directors. This category also includes their family members who influence or are influenced by such individuals in their interactions with the organization.